Retirement and Post-Retirement Benefit Plans (Details 6) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014
U.S. Defined Benefit Plans
Changes in fair value measurements of Level 3 investments
Fair value - beginning of year	$ 11,979	$ 10,866
Actual return on plan assets:
Fair value - end of year	$ 11,077	$ 11,979
Plan assets target allocation (as a percent)	100.00%
Plan asset actual allocations (as a percent)	100.00%	100.00%
Future benefits payable for the retirement and post-retirement plans
2016	$ 879
2017	636
2018	645
2019	670
2020	705
Next five fiscal years to October 31, 2025	3,785
U.S. Defined Benefit Plans | Fair Value Measured Using Level 3
Changes in fair value measurements of Level 3 investments
Fair value - beginning of year	1,557	$ 1,365
Actual return on plan assets:
Relating to assets still held at the reporting date	(28)	103
Relating to assets sold during the period	144	169
Purchases, sales, and settlements (net)	(212)	(80)
Fair value - end of year	$ 1,461	$ 1,557
U.S. Defined Benefit Plans | Marketable equity securities
Actual return on plan assets:
Plan assets target allocation (as a percent)	53.50%
Plan asset actual allocations (as a percent)	48.90%	47.70%
U.S. Defined Benefit Plans | U.S, equity securities
Changes in fair value measurements of Level 3 investments
Fair value - beginning of year	$ 1,787
Actual return on plan assets:
Fair value - end of year	1,880	$ 1,787
U.S. Defined Benefit Plans | Non-U.S, equity securities
Changes in fair value measurements of Level 3 investments
Fair value - beginning of year	1,268
Actual return on plan assets:
Fair value - end of year	$ 1,335	$ 1,268
U.S. Defined Benefit Plans | Debt securities:
Actual return on plan assets:
Plan assets target allocation (as a percent)	46.10%
Plan asset actual allocations (as a percent)	47.50%	49.20%
U.S. Defined Benefit Plans | Corporate debt securities
Changes in fair value measurements of Level 3 investments
Fair value - beginning of year	$ 3,290
Actual return on plan assets:
Fair value - end of year	3,269	$ 3,290
U.S. Defined Benefit Plans | Corporate debt securities | Fair Value Measured Using Level 3
Changes in fair value measurements of Level 3 investments
Fair value - beginning of year	7
Actual return on plan assets:
Purchases, sales, and settlements (net)	24	7
Fair value - end of year	31	7
U.S. Defined Benefit Plans | Government debt securities
Changes in fair value measurements of Level 3 investments
Fair value - beginning of year	2,204
Actual return on plan assets:
Fair value - end of year	1,756	2,204
U.S. Defined Benefit Plans | Private Equity, Alternative Investments
Changes in fair value measurements of Level 3 investments
Fair value - beginning of year	1,284
Actual return on plan assets:
Fair value - end of year	$ 1,170	$ 1,284
Plan asset actual allocations (as a percent)	16.40%	15.80%
U.S. Defined Benefit Plans | Private Equity, Alternative Investments | Fair Value Measured Using Level 3
Changes in fair value measurements of Level 3 investments
Fair value - beginning of year	$ 1,284	$ 1,250
Actual return on plan assets:
Relating to assets still held at the reporting date	(25)	92
Relating to assets sold during the period	145	169
Purchases, sales, and settlements (net)	(234)	(227)
Fair value - end of year	1,170	1,284
U.S. Defined Benefit Plans | Hybrids, Alternative Investments
Changes in fair value measurements of Level 3 investments
Fair value - beginning of year	3
Actual return on plan assets:
Fair value - end of year		3
U.S. Defined Benefit Plans | Hybrids, Alternative Investments | Fair Value Measured Using Level 3
Changes in fair value measurements of Level 3 investments
Fair value - beginning of year	3	2
Actual return on plan assets:
Relating to assets still held at the reporting date		1
Relating to assets sold during the period	(1)
Purchases, sales, and settlements (net)	(2)
Fair value - end of year		3
U.S. Defined Benefit Plans | Hedge Funds, Alternative Investments
Changes in fair value measurements of Level 3 investments
Fair value - beginning of year	609
Actual return on plan assets:
Fair value - end of year	648	609
U.S. Defined Benefit Plans | Hedge Funds, Alternative Investments | Fair Value Measured Using Level 3
Changes in fair value measurements of Level 3 investments
Fair value - beginning of year	263	113
Actual return on plan assets:
Relating to assets still held at the reporting date	(3)	10
Purchases, sales, and settlements (net)		140
Fair value - end of year	$ 260	$ 263
U.S. Defined Benefit Plans | Equity securities in public companies
Actual return on plan assets:
Plan asset actual allocations (as a percent)	34.20%	31.30%
U.S. Defined Benefit Plans | Real Estate Funds
Actual return on plan assets:
Plan asset actual allocations (as a percent)	(1.70%)	0.60%
U.S. Defined Benefit Plans | Cash and Cash Equivalents
Changes in fair value measurements of Level 3 investments
Fair value - beginning of year	$ 227
Actual return on plan assets:
Fair value - end of year	$ 241	$ 227
Plan assets target allocation (as a percent)	0.40%
Plan asset actual allocations (as a percent)	3.60%	3.10%
U.S. Defined Benefit Plans | Other
Changes in fair value measurements of Level 3 investments
Fair value - beginning of year	$ 71
Actual return on plan assets:
Fair value - end of year	(192)	$ 71
U.S. non-qualified plan participants
Future Contributions and Funding Policy
Expected contribution to defined benefit plans in fiscal 2015	36
Non-U.S. Defined Benefit Plans
Changes in fair value measurements of Level 3 investments
Fair value - beginning of year	12,472	11,307
Actual return on plan assets:
Transfer from (to) Hewlett Packard Enterprise	(442)	41
Fair value - end of year	$ 853	$ 12,472
Plan assets target allocation (as a percent)	100.00%
Plan asset actual allocations (as a percent)	100.00%	100.00%
Future Contributions and Funding Policy
Expected contribution to defined benefit plans in fiscal 2015	$ 18
Future benefits payable for the retirement and post-retirement plans
2016	22
2017	24
2018	26
2019	28
2020	29
Next five fiscal years to October 31, 2025	188
Non-U.S. Defined Benefit Plans | Fair Value Measured Using Level 3
Changes in fair value measurements of Level 3 investments
Fair value - beginning of year	714	$ 502
Actual return on plan assets:
Relating to assets still held at the reporting date	(33)	33
Relating to assets sold during the period	(20)	1
Purchases, sales, and settlements (net)	12	113
Transfers in and/or out of Level 3	(197)	24
Fair value - end of year	$ 34	$ 714
Non-U.S. Defined Benefit Plans | Marketable equity securities
Actual return on plan assets:
Plan assets target allocation (as a percent)	51.40%
Plan asset actual allocations (as a percent)	51.90%	64.50%
Non-U.S. Defined Benefit Plans | U.S, equity securities
Changes in fair value measurements of Level 3 investments
Fair value - beginning of year	$ 2,016
Actual return on plan assets:
Fair value - end of year	135	$ 2,016
Non-U.S. Defined Benefit Plans | Non-U.S, equity securities
Changes in fair value measurements of Level 3 investments
Fair value - beginning of year	3,610
Actual return on plan assets:
Transfer from (to) Hewlett Packard Enterprise	(81)
Fair value - end of year	236	3,610
Non-U.S. Defined Benefit Plans | Non-U.S, equity securities | Fair Value Measured Using Level 3
Changes in fair value measurements of Level 3 investments
Fair value - beginning of year	80	77
Actual return on plan assets:
Relating to assets still held at the reporting date	(5)	3
Relating to assets sold during the period	0
Transfers in and/or out of Level 3	21
Fair value - end of year	$ 15	$ 80
Non-U.S. Defined Benefit Plans | Debt securities:
Actual return on plan assets:
Plan assets target allocation (as a percent)	48.00%
Plan asset actual allocations (as a percent)	44.20%	32.70%
Non-U.S. Defined Benefit Plans | Corporate debt securities
Changes in fair value measurements of Level 3 investments
Fair value - beginning of year	$ 2,349
Actual return on plan assets:
Fair value - end of year	282	$ 2,349
Non-U.S. Defined Benefit Plans | Government debt securities
Changes in fair value measurements of Level 3 investments
Fair value - beginning of year	1,615
Actual return on plan assets:
Fair value - end of year	85	1,615
Non-U.S. Defined Benefit Plans | Private Equity, Alternative Investments
Changes in fair value measurements of Level 3 investments
Fair value - beginning of year	25
Actual return on plan assets:
Transfer from (to) Hewlett Packard Enterprise	(19)
Fair value - end of year	$ 2	$ 25
Plan asset actual allocations (as a percent)	1.30%	10.20%
Non-U.S. Defined Benefit Plans | Private Equity, Alternative Investments | Fair Value Measured Using Level 3
Changes in fair value measurements of Level 3 investments
Fair value - beginning of year	$ 23	$ 30
Actual return on plan assets:
Relating to assets still held at the reporting date		2
Relating to assets sold during the period	2	2
Purchases, sales, and settlements (net)	3	(11)
Transfers in and/or out of Level 3	(7)
Fair value - end of year	2	23
Non-U.S. Defined Benefit Plans | Hybrids, Alternative Investments
Changes in fair value measurements of Level 3 investments
Fair value - beginning of year	1,245
Actual return on plan assets:
Transfer from (to) Hewlett Packard Enterprise	(25)
Fair value - end of year	9	1,245
Non-U.S. Defined Benefit Plans | Hybrids, Alternative Investments | Fair Value Measured Using Level 3
Changes in fair value measurements of Level 3 investments
Fair value - beginning of year	43
Actual return on plan assets:
Relating to assets still held at the reporting date	(3)
Relating to assets sold during the period	(22)
Purchases, sales, and settlements (net)		43
Transfers in and/or out of Level 3	9
Fair value - end of year	2	43
Non-U.S. Defined Benefit Plans | Hedge Funds, Alternative Investments
Changes in fair value measurements of Level 3 investments
Fair value - beginning of year	311
Actual return on plan assets:
Transfer from (to) Hewlett Packard Enterprise	(202)	6
Fair value - end of year	13	311
Non-U.S. Defined Benefit Plans | Hedge Funds, Alternative Investments | Fair Value Measured Using Level 3
Changes in fair value measurements of Level 3 investments
Fair value - beginning of year	285	194
Actual return on plan assets:
Relating to assets still held at the reporting date	(7)	14
Relating to assets sold during the period		(1)
Purchases, sales, and settlements (net)	12	72
Transfers in and/or out of Level 3	(84)
Fair value - end of year	$ 4	$ 285
Non-U.S. Defined Benefit Plans | Equity securities in public companies
Actual return on plan assets:
Plan asset actual allocations (as a percent)	45.00%	47.60%
Non-U.S. Defined Benefit Plans | Real Estate Funds
Changes in fair value measurements of Level 3 investments
Fair value - beginning of year	$ 704
Actual return on plan assets:
Transfer from (to) Hewlett Packard Enterprise	(23)
Fair value - end of year	$ 33	$ 704
Plan asset actual allocations (as a percent)	5.60%	6.70%
Non-U.S. Defined Benefit Plans | Real Estate Funds | Fair Value Measured Using Level 3
Changes in fair value measurements of Level 3 investments
Fair value - beginning of year	$ 207	$ 159
Actual return on plan assets:
Relating to assets still held at the reporting date	(10)	21
Purchases, sales, and settlements (net)	(1)	11
Transfers in and/or out of Level 3	(173)	16
Fair value - end of year		207
Non-U.S. Defined Benefit Plans | Insurance Group Annuity Contracts
Changes in fair value measurements of Level 3 investments
Fair value - beginning of year	118
Actual return on plan assets:
Transfer from (to) Hewlett Packard Enterprise	(58)	35
Fair value - end of year	2	118
Non-U.S. Defined Benefit Plans | Insurance Group Annuity Contracts | Fair Value Measured Using Level 3
Changes in fair value measurements of Level 3 investments
Fair value - beginning of year	74	40
Actual return on plan assets:
Relating to assets still held at the reporting date	(10)	(7)
Purchases, sales, and settlements (net)	(2)	(2)
Transfers in and/or out of Level 3		8
Fair value - end of year	4	74
Non-U.S. Defined Benefit Plans | Cash and Cash Equivalents
Changes in fair value measurements of Level 3 investments
Fair value - beginning of year	349
Actual return on plan assets:
Fair value - end of year	$ 33	$ 349
Plan assets target allocation (as a percent)	0.60%
Plan asset actual allocations (as a percent)	3.90%	2.80%
Non-U.S. Defined Benefit Plans | Other
Changes in fair value measurements of Level 3 investments
Fair value - beginning of year	$ 130
Actual return on plan assets:
Transfer from (to) Hewlett Packard Enterprise	(34)
Fair value - end of year	15	$ 130
Non-U.S. Defined Benefit Plans | Other | Fair Value Measured Using Level 3
Changes in fair value measurements of Level 3 investments
Fair value - beginning of year	2	2
Actual return on plan assets:
Relating to assets still held at the reporting date	2
Transfers in and/or out of Level 3	37
Fair value - end of year	7	2
Post-Retirement Benefit Plans
Changes in fair value measurements of Level 3 investments
Fair value - beginning of year	458	396
Actual return on plan assets:
Fair value - end of year	$ 434	$ 458
Plan assets target allocation (as a percent)	100.00%
Plan asset actual allocations (as a percent)	100.00%	100.00%
Future Contributions and Funding Policy
Expected contribution to defined benefit plans in fiscal 2015	$ 43
Future benefits payable for the retirement and post-retirement plans
2016	82
2017	71
2018	58
2019	54
2020	51
Next five fiscal years to October 31, 2025	197
Post-Retirement Benefit Plans | Fair Value Measured Using Level 3
Changes in fair value measurements of Level 3 investments
Fair value - beginning of year	272	$ 235
Actual return on plan assets:
Relating to assets still held at the reporting date	(2)	51
Relating to assets sold during the period	46	21
Purchases, sales, and settlements (net)	(63)	(35)
Fair value - end of year	$ 253	$ 272
Post-Retirement Benefit Plans | Marketable equity securities
Actual return on plan assets:
Plan assets target allocation (as a percent)	66.10%
Plan asset actual allocations (as a percent)	68.00%	68.80%
Post-Retirement Benefit Plans | U.S, equity securities
Actual return on plan assets:
Fair value - end of year	$ 1
Post-Retirement Benefit Plans | Debt securities:
Actual return on plan assets:
Plan assets target allocation (as a percent)	32.00%
Plan asset actual allocations (as a percent)	27.30%	27.50%
Post-Retirement Benefit Plans | Corporate debt securities
Changes in fair value measurements of Level 3 investments
Fair value - beginning of year	$ 20
Actual return on plan assets:
Fair value - end of year	28	$ 20
Post-Retirement Benefit Plans | Government debt securities
Changes in fair value measurements of Level 3 investments
Fair value - beginning of year	22
Actual return on plan assets:
Fair value - end of year	39	22
Post-Retirement Benefit Plans | Private Equity, Alternative Investments
Changes in fair value measurements of Level 3 investments
Fair value - beginning of year	271
Actual return on plan assets:
Fair value - end of year	$ 253	$ 271
Plan asset actual allocations (as a percent)	58.30%	58.60%
Post-Retirement Benefit Plans | Private Equity, Alternative Investments | Fair Value Measured Using Level 3
Changes in fair value measurements of Level 3 investments
Fair value - beginning of year	$ 271	$ 234
Actual return on plan assets:
Relating to assets still held at the reporting date	(2)	51
Relating to assets sold during the period	46	21
Purchases, sales, and settlements (net)	(62)	(35)
Fair value - end of year	253	271
Post-Retirement Benefit Plans | Hybrids, Alternative Investments
Changes in fair value measurements of Level 3 investments
Fair value - beginning of year	1
Actual return on plan assets:
Fair value - end of year		1
Post-Retirement Benefit Plans | Hybrids, Alternative Investments | Fair Value Measured Using Level 3
Changes in fair value measurements of Level 3 investments
Fair value - beginning of year	1	1
Actual return on plan assets:
Purchases, sales, and settlements (net)	$ (1)
Fair value - end of year		$ 1
Post-Retirement Benefit Plans | Equity securities in public companies
Actual return on plan assets:
Plan asset actual allocations (as a percent)	11.60%	10.20%
Post-Retirement Benefit Plans | Real Estate Funds
Actual return on plan assets:
Plan asset actual allocations (as a percent)	(1.90%)
Post-Retirement Benefit Plans | Cash and Cash Equivalents
Changes in fair value measurements of Level 3 investments
Fair value - beginning of year	$ 6
Actual return on plan assets:
Fair value - end of year	$ 7	$ 6
Plan assets target allocation (as a percent)	1.90%
Plan asset actual allocations (as a percent)	4.70%	3.70%
Post-Retirement Benefit Plans | Other
Changes in fair value measurements of Level 3 investments
Fair value - beginning of year	$ (4)
Actual return on plan assets:
Fair value - end of year	$ (8)	$ (4)